2. Loans: Principal balances on non-accrual loans (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 26,926,578	$ 24,783,149
Cosumer Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	25,070,209	23,124,540
Real Estate Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	846,894	919,600
Sales Finance Contracts
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 1,009,475	$ 739,009